Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss.
Schedule of financial assets

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Contingent returnable consideration (Note 35)	1,438	676
Wealth management products	1,689,529	1,487,195
	1,690,967	1,487,871